Retirement Plans (Schedule Of Asset Allocations And Weighted-Average Target Allocations) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Total, Target	100.00%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Total, Target	100.00%
Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	66.00%	64.00%
Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	56.00%	55.00%
Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	26.00%	27.00%
Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%	30.00%
other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	8.00%	9.00%
other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	14.00%	15.00%
Minimum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Minimum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Minimum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	25.00%
Minimum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	25.00%
Minimum [Member] | other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	3.00%
Minimum [Member] | other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Maximum [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	70.00%
Maximum [Member] | Equity Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Maximum [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Maximum [Member] | Debt Securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Maximum [Member] | other securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Maximum [Member] | other securities [Member] | Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%